Stockholders' Equity (Tables)	9 Months Ended
Apr. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of conversion of accrued interest into common stock

During nine months ended April 30, 2016, the holders of our convertible notes elected to convert accrued interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
August 14, 2015	$840	42,000
August 24, 2015	1,770	88,500
September 1, 2015	5,611	14,029
September 2, 2015	420	21,000
September 11, 2015	1,780	89,000
September 24, 2015	2,700	135,000
October 8, 2015	690	34,500
October 16, 2015	4,418	220,900
November 16, 2015	3,560	178,000
December 22, 2015	4,140	207,000
January 7, 2016	1,310	65,500
January 18, 2016	3,098	154,900
February 1, 2016	3,260	163,000
February 16, 2016	1,700	170,000
February 22, 2016	1,750	175,000
Total	$37,047	1,758,329